Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Amortization period	15 years
Valuation allowance, deferred tax asset, increase	$ 100,000	$ 0
Unrecognized tax benefits	$ 188,000	$ 0
Payment to continuing members as percent from amount of tax benefits	85.00%
TRA liability as percent of expected benefit	85.00%
TRA liability as percent of equity	15.00%
Federal
Operating Loss Carryforwards [Line Items]
Loss carry forward	$ 17,200,000
Federal | Research
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	600,000
State
Operating Loss Carryforwards [Line Items]
Loss carry forward	15,500,000
State | Research
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	400,000
International
Operating Loss Carryforwards [Line Items]
Loss carry forward	$ 400,000